LONG-TERM DEBT (10K) (Detail Textuals) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2015	May 31, 2015	Feb. 28, 2015	Jun. 30, 2014
Debt Instrument [Line Items]
Term of notes receivable or quick start leases	60 months		60 months
Capital Lease Obligations
Debt Instrument [Line Items]
Capital lease obligations	$ 380	$ 444	$ 108			$ 325
Capital Lease Obligations | Minimum
Debt Instrument [Line Items]
Percentage of interest rates		5.60%
Capital lease obligations term		2 years
Capital Lease Obligations | Maximum
Debt Instrument [Line Items]
Percentage of interest rates		9.00%
Capital lease obligations term		5 years
Assignment Of Quickstart Leases
Debt Instrument [Line Items]
Financing lease obligations				$ 304	$ 1,800
Assignment Of Quickstart Leases | Minimum
Debt Instrument [Line Items]
Percentage of interest rates		9.40%
Assignment Of Quickstart Leases | Maximum
Debt Instrument [Line Items]
Percentage of interest rates		9.50%